UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6076
Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: March  31, 2019

Item 1. Schedule of Investments.

Salt High truBetaTM US Market ETF
Schedule of Investments
March 31, 2019 (Unaudited)

Shares	Security Description[1]	Value
	COMMON STOCKS - 99.6%
	Communications - 4.8%
85	Alphabet, Inc. - Class A [2]	$100,036
3,213	DISH Network Corp. - Class A [2]	101,820
612	Facebook, Inc. - Class A [2]	102,014
1,394	GoDaddy, Inc. - Class A [2]	104,815
289	Netflix, Inc. [2]	103,046
		511,731
	Consumer Discretionary - 6.9%
68	Amazon.com, Inc. [2]	121,091
3,196	American Airlines Group, Inc.	101,505
1,037	Lowe’s Companies, Inc.	113,520
3,859	MGM Resorts International	99,022
6,630	Newell Brands, Inc.	101,704
357	Tesla, Inc. [2]	99,910
850	Wynn Resorts Ltd.	101,422
		738,174
	Energy - 23.0%
2,448	Anadarko Petroleum Corp.	111,335
3,230	Apache Corp.	111,952
1,547	Cheniere Energy, Inc. [2]	105,753
37,604	Chesapeake Energy Corp. [2]	116,572
1,513	Cimarex Energy Co.	105,759
1,037	Concho Resources, Inc.	115,066
2,584	Continental Resources, Inc. [2]	115,686
3,825	Devon Energy Corp.	120,717
1,088	Diamondback Energy, Inc.	110,465
1,190	EOG Resources, Inc.	113,264
3,740	Halliburton Co.	109,582
1,870	Hess Corp.	112,630
2,108	HollyFrontier Corp.	103,861
6,307	Marathon Oil Corp.	105,390
1,785	Marathon Petroleum Corp.	106,832
3,553	Murphy Oil Corp.	104,103
3,978	National Oilwell Varco, Inc.	105,974
20,247	Oasis Petroleum, Inc. [2]	122,292
2,618	Targa Resources Corp.	108,778
12,716	Transocean Ltd. [2]	110,756
4,539	Whiting Petroleum Corp. [2]	118,649
8,993	WPX Energy, Inc. [2]	117,898
		2,453,314

	Financials - 20.0%
2,431	American International Group, Inc.	104,679
1,258	Capital One Financial Corp.	102,766
2,346	Charles Schwab Corp.	100,315
1,649	Citigroup, Inc.	102,601
1,462	Discover Financial Services	104,036
2,176	E*TRADE Financial Corp.	101,032
527	Goldman Sachs Group, Inc.	101,179
5,508	Invesco Ltd.	106,359
5,423	Jefferies Financial Group, Inc.	101,898
1,700	LInc.oln National Corp.	99,790
459	Mastercard, Inc. - Class A	108,072
2,329	MetLife, Inc.	99,145
2,465	Morgan Stanley	104,023
1,071	PayPal Holdings, Inc. [2]	111,213
2,057	PrIncipal Financial Group, Inc.	103,241
1,088	Prudential Financial, Inc.	99,965
6,630	Regions Financial Corp.	93,814
1,377	Square, Inc. - Class A [2]	103,165
1,496	State Street Corp.	98,452
1,887	TD Ameritrade Holding Corp.	94,331
2,839	Unum Group	96,043
		2,136,119
	Health Care - 3.0%
1,326	Agilent Technologies, Inc.	106,584
2,057	DaVita, Inc. [2]	111,675
1,207	Exact Sciences Corp. [2]	104,550
		322,809
	Industrials - 8.7%
238	Boeing Co.	90,778
782	Caterpillar, Inc.	105,953
1,989	Cognex Corp.	101,161
646	Deere & Co.	103,257
1,292	Eaton Corp. PLC	104,083
1,547	Emerson Electric Co.	105,923
595	FedEx Corp.	107,939
2,805	Fluor Corp.	103,224
1,428	Jacobs Engineering Group, Inc.	107,371
		929,689
	Materials - 4.7%
3,825	Alcoa Corp. [2]	107,712
1,870	DowDuPont, Inc.	99,690
4,386	Huntsman Corp.	98,641
3,655	Mosaic Co.	99,818
4,284	Olin Corp.	99,132
		504,993

		Technology - 28.5%
408		Adobe, Inc. [2]	108,728
4,658		Advanced Micro Devices, Inc. [2]	118,872
969		Analog Devices, Inc.	102,007
595		Apple, Inc.	113,020
2,720		Applied Materials, Inc.	107,875
680		Autodesk, Inc. [2]	105,958
391		Broadcom, Inc.	117,578
2,006		Cisco Systems, Inc.	108,304
1,275		Fortinet, Inc. [2]	107,062
1,955		Intel Corp.	104,983
425		Intuit, Inc.	111,099
901		KLA-Tencor Corp.	107,588
5,491		Marvell Technology Group Ltd.	109,216
1,972		Maxim Integrated Products, Inc.	104,851
1,207		Microchip Technology, Inc.	100,133
918		Microsoft Corp.	108,269
1,632		NetApp, Inc.	113,163
680		NVIDIA Corp.	122,101
4,624		ON Semiconductor Corp. [2]	95,116
1,496		Qorvo, Inc. [2]	107,308
663		salesforce.com, Inc. [2]	104,999
442		ServiceNow, Inc. [2]	108,949
816		Tableau Software, Inc. - Class A [2]	103,860
2,652		Teradyne, Inc.	105,656
986		Texas Instruments, Inc.	104,585
884		Twilio, Inc. - Class A [2]	114,195
901		Veeva Systems, Inc. - Class A [2]	114,301
578		Workday, Inc. - Class A [2]	111,467
			3,041,243
		TOTAL COMMON STOCKS
		(Cost $9,956,252)	10,638,072

		SHORT-TERM INVESTMENTS - 0.4%
44,019		First American Government Obligations Fund, Class X, 2.36% [3]	44,019
		TOTAL SHORT-TERM INVESTMENTS
		(Cost $44,019)	44,019
		TOTAL INVESTMENTS - 100.0%
		(Cost $10,000,271)	10,682,091
		Liabilities in Excess of Other Assets - (0.0)% [4]	(785)
		NET ASSETS - 100.0%	$10,681,306

	Percentages are stated as a percent of net assets.
	[1]	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
	[2]	Non-income producing security.
	[3]	Rate shown is the annualized seven-day yield as of March 31, 2019.
	[4]	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure at March 31, 2019 (Unaudited)

The Salt High truBetaTM US Market ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis.  Generally accepted accounting principles in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2019 [1]:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$10,638,072	$-	$-	$10,638,072
Short-Term Investments	44,019	-	-	44,019
Total Investments	$10,682,091	$-	$-	$10,682,091

[1] See Schedule of Investments for breakout of investments by sector classification.

Item 2. Controls and Procedures.
(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)*       /s/ Kristina Nelson
    Kristina Nelson, President (principal executive officer)

Date          May 21, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Kristina Nelson
Kristina Nelson, President (principal executive officer)

Date          May 21, 2019

By (Signature and Title)*        /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date          May 21, 2019

* Print the name and title of each signing officer under his or her signature.